INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current Deferred Tax Assets
Total Current Deferred Tax Assets	$ 51,784	$ 109,630
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	6,198	0
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	4,649,771	3,706,452
Deferred Tax Valuation Allowance	(4,707,753)	(3,816,082)
Total Non-Current Deferred Tax Assets	(57,982)	(109,630)
Total Deferred Tax Assets (Net)	0	0
Warrant Derivative Liability [Member]
Current Deferred Tax Assets
Total Current Deferred Tax Assets	23,818	88,204
Provision For Annual Leave [Member]
Current Deferred Tax Assets
Total Current Deferred Tax Assets	27,966	21,426
Superannuation [Member]
Current Deferred Tax Assets
Total Current Deferred Tax Assets	0	0
Prepaid Investor Services [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	378,409	185,025
Prepaid Expenses [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	6,198	0
Prepaid Insurance [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Accounts Payable/Trade Creditors [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Patent Costs [Member]
Current Deferred Tax Liabilities
Total Current Deferred Tax Liabilities	0	0
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	91,408	59,995
Capital Raising Costs [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	22,489	23,261
Legal Costs [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	22,801	23,583
Intellectual Property [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	11,226	11,612
Formation Expense [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	6,881	7,117
Net Operating Loss Carryover [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	4,155,936	3,426,149
Foreign Exchange Loss (OCI) [Member]
Non-Current Deferred Tax Assets
Total Non-Current Deferred Tax Assets	$ (39,379)	$ (30,290)